Expense Example, No Redemption - Retail Class - Transamerica Large Cap Value	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R6 1 year	R6 3 years	R6 5 years	R6 10 years
USD ($)	650	863	1,092	1,751	183	566	975	2,116	66	228	403	910	64	202	351	786